Rollforward of Credit Losses Recognized in Earnings Related to Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Recognized OTTI on debt securities in which no portion of the OTTI loss remained in AOCI at any time during the period	$ 2	$ 2